GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

November 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:

Frontier Funds, Inc.
(Registration Nos.: 333-07305; 811-07685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontier Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register shares of the Frontier Silk Invest New Horizons Fund.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at 414-287-9561.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI AND WASHINGTON, DC

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.